Other payables - Current other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Payables [Abstract]
Accruals	£ 17,398	£ 15,801
Other payables	1,466	814
Other taxation and social security	4,683	2,830
Corporation tax	177	10
Other payables	£ 23,724	£ 19,455